SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
2.	SHARE-BASED COMPENSATION

Share-Based Compensation – Contractors

For the six months ended June 30, 2017 and 2016, share-based compensation expense totaled approximately $42,000 and $63,000, respectively.

There was no related income tax benefit recognized because our deferred tax assets are fully offset by a valuation allowance.

We determine the fair value of option grant share-based awards at their grant date, using a Black-Scholes-Merton Option-Pricing Model applying the assumptions in the following table:

	Six months ended June 30,
	2017	2016
Expected life (years)	5	—
Dividend yield	0%	—
Expected volatility	80%	—
Risk free interest rates	1.97%	—
Weighted average fair value of options at grant date	$0.02980	—

During the six months ended June 30, 2017 the company granted each member of the Scientific Advisory Board options to purchase 2 million shares of $.001 par value common stock at a price of $0.05 per share. These options have a five year term and vest to the extent of 500,000 shares on the first anniversary of the grant and to the extent of 62,500 options per month during the 24 months following the initial vesting date.

During the six months ended June 30, 2017 the company also granted each member of the Scientific Advisory Board performance options to purchase 1.5 million shares of $0.001 par value common stock at a price of $0.25 per share. These options have a five year term and vest on the date the company has cumulative revenues of $5 million.

For the six months ended June 30, 2017, 14,000,000 options to purchase stock were granted, additionally, no options to purchase stock were exercised, expired or forfeited; no restricted stock units were granted, vested or forfeited; and no restricted stock awards were granted, vested or forfeited. At June 30, 2017, options to purchase 14,000,000 shares of common stock were outstanding with a weighted average exercise price of $0.136 with a weighted average remaining contract term of 4.9 years with an aggregate intrinsic value of $-0-. At June 30, 2017 no options were exercisable.

As of June 30, 2017, there was approximately $144,000 of unrecognized compensation cost related to unvested stock options granted and outstanding, net of estimated forfeitures. The cost is expected to be recognized on a weighted average basis over a period of approximately four years.